Fair Value Measurements - Schedule of Fair Value Measured On Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Fair value measurements
Derivative asset	$ 0	[1]	$ 10,552	[1]	$ 7,058
Interest rate swap agreements - liabilities	0	[1]	(6,039)	[1]	(13,817)
Total	0		4,513		(6,759)
Level 1
Fair value measurements
Derivative asset	0	[1]	0	[1]	0
Interest rate swap agreements - liabilities	0	[1]	0	[1]	0
Total	0		0		0
Level 2
Fair value measurements
Derivative asset	0	[1]	10,552	[1]	7,058
Interest rate swap agreements - liabilities	0	[1]	(6,039)	[1]	(13,817)
Total	0		4,513		(6,759)
Level 3
Fair value measurements
Derivative asset	0	[1]	0	[1]	0
Interest rate swap agreements - liabilities	0	[1]	0	[1]	0
Total	$ 0		$ 0		$ 0

[1]	Swap asset values are included in non-current Other assets and Swap liability values are included in non-current Derivative financial instruments on the condensed consolidated balance sheets.